Principal accounting policies (Presentation of contract assets and liabilities) (Detail) ¥ in Millions	Dec. 31, 2017 CNY (¥)
Principal accounting policies [abstract]
Contract liabilities represent accounts payable and other liabilities	¥ 1,505
Other non-current contract liabilities represent other deferred income	¥ 1,750